Other Disclosures - Commitments (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 USD ($)
Commitments
Short term contractual obligations	kr 1,340		kr 1,074
Maximum due term of obligations	2 years
Contingent commitments	kr 19,574	$ 2,983	kr 14,638	$ 2,418